Segment Information - Operations Segments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 254,154	$ 222,608	$ 215,023
Cost of sales	(179,323)	(183,283)	(143,722)
Gross profit	74,831	39,325	71,301
Administrative expenses	(17,589)	(14,569)	(13,522)
Other operating income	1,075	1,465	5,121
Other operating expenses	(5,272)	(4,759)	(5,002)
Allowance for expected credit losses on financial	(320)	(391)	(541)
Operating profit	52,725	21,071	57,357
Finance income	598	4,627	8,647
Finance costs	(62,065)	(65,236)	(48,928)
Foreign exchange differences, net	2,658	2,637	574
Loss on debt extinguishment	0	0	(4,157)
Loss from mark to market and disposal of financial asset	0	(24,149)	0
(Loss)/profit before tax	(6,084)	(61,050)	13,493
Profit (loss) before tax	(6,084)	(61,050)	13,493
Income tax (expense)/income	1,642	(5,329)	(1,824)
(Loss)/profit for the year	(4,442)	(66,379)	11,669
Port Terminal Business [member]
Disclosure of operating segments [line items]
Revenue	118,479	104,545	102,683
Cost of sales	(34,992)	(40,153)	(42,009)
Gross profit	83,487	64,392	60,674
Administrative expenses	(4,228)	(3,429)	(3,144)
Other operating income	123	760	4,329
Other operating expenses		(3)	(3)
Allowance for expected credit losses on financial	(80)	(73)	(103)
Operating profit	79,302	61,647	61,753
Finance income	235	1,780	3,298
Finance costs	(24,946)	(23,647)	(19,976)
Foreign exchange differences, net	(382)	(62)	(343)
Loss on debt extinguishment			(1,586)
Loss from mark to market and disposal of financial asset		(9,276)
(Loss)/profit before tax	54,209	30,442	43,146
Profit (loss) before tax	54,209	30,442	43,146
Income tax (expense)/income	0	0	0
(Loss)/profit for the year	54,209	30,442	43,146
Cabotage Business [member]
Disclosure of operating segments [line items]
Revenue	52,192	34,909	45,254
Cost of sales	(45,716)	(55,293)	(32,214)
Gross profit	6,476	(20,384)	13,040
Administrative expenses	(2,790)	(2,260)	(2,069)
Other operating income	245	0	(3)
Other operating expenses	(2,163)	(1,402)	(1,969)
Allowance for expected credit losses on financial	0	0	(164)
Operating profit	1,768	(24,046)	8,835
Finance income	97	957	1,807
Finance costs	(9,814)	(12,995)	(8,049)
Foreign exchange differences, net	(626)	(336)	344
Loss on debt extinguishment			(869)
Loss from mark to market and disposal of financial asset		(4,987)
(Loss)/profit before tax	(8,575)	(41,407)	2,068
Profit (loss) before tax	(8,575)	(41,407)	2,068
Income tax (expense)/income	657	(1,933)	(2,050)
(Loss)/profit for the year	(7,918)	(43,340)	18
Barge Business [member]
Disclosure of operating segments [line items]
Revenue	83,483	83,154	67,086
Cost of sales	(98,615)	(87,837)	(69,499)
Gross profit	(15,132)	(4,683)	(2,413)
Administrative expenses	(10,571)	(8,880)	(8,309)
Other operating income	707	705	795
Other operating expenses	(3,109)	(3,354)	(3,030)
Allowance for expected credit losses on financial	(240)	(318)	(274)
Operating profit	(28,345)	(16,530)	(13,231)
Finance income	266	1,890	3,542
Finance costs	(27,305)	(28,594)	(20,903)
Foreign exchange differences, net	3,666	3,035	573
Loss on debt extinguishment			(1,702)
Loss from mark to market and disposal of financial asset		(9,886)
(Loss)/profit before tax	(51,718)	(50,085)	(31,721)
Profit (loss) before tax	(51,718)	(50,085)	(31,721)
Income tax (expense)/income	985	(3,396)	226
(Loss)/profit for the year	$ (50,733)	$ (53,481)	$ (31,495)